Share-based payment (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Changes in Share-based Compensation Plan

Summary of changes in the plan

	Simple options
	Quantity	Weighted average exercise price	Weighted average market value
Opening balance 12/31/2016	38,033,506	36.94
Options exercisable at the end of the period	23,440,177	40.98
Options outstanding but not exercisable	14,593,329	30.45
Options:
Granted	—	—
Canceled / Forfeited (*)	(1,204,728)	41.11
Exercised	(20,485,872)	35.58	42.06
Balance at 12/31/2017	16,342,906	37.81
Options exercisable at the end of the period	16,342,906	37.81
Options outstanding but not exercisable	—	—
Range of exercise prices
Granting 2010-2011		21.71 - 41.31
Granting 2012		30.45
Weighted average of the remaining contractual life (in years)	1.28

(*)	Refers to non-exercise based on the beneficiary’s decision.

	Simple options
	Quantity	Weighted average exercise price	Weighted average market value
Opening balance 12/31/2015	50,543,148	31.89
Options exercisable at the end of the period	35,647,958	33.40
Options outstanding but not exercisable	14,895,190	28.29
Options:
Granted	—	—
Canceled / Forfeited (*)	(127,798)	35.91
Exercised	(12,381,844)	26.92	35.15
Balance at 12/31/2016	38,033,506	36.94
Options exercisable at the end of the period	23,440,177	40.98
Options outstanding but not exercisable	14,593,329	30.45
Range of exercise prices
Granting 2009-2010		25.66 - 41.69
Granting 2011-2012		30.45 - 40.72
Weighted average of the remaining contractual life (in years)	2.63

(*)	Refers to non-exercise based on the beneficiary’s decision.

	Quantity	Weighted average exercise price	Weighted average market value
Opening balance 12/31/2014	60,678,323	29.48
Options exercisable at the end of the period	31,759,519	29.23
Options outstanding but not exercisable	28,918,804	29.75
Options:
Granted	—	—
Canceled / Forfeited (*)	(9,968,681)	36.44
Exercised	(166,494)	22.11	31.24
Balance at 12/31/2015	50,543,148	31.89
Options exercisable at the end of the period	35,647,958	33.40
Options outstanding but not exercisable	14,895,190	28.29
Range of exercise prices
Granting 2008-2009		23.95 - 36.62
Granting 2010-2012		21.71 - 38.90
Weighted average of the remaining contractual life (in years)	2.60

(*)	Refers to non-exercise based on the beneficiary’s decision.

Partner plan [Member]
Summary of Changes in Share-based Compensation Plan

Changes in the Partner Program

Quantity
Balance at 12/31/2016	35,462,379
New granted	7,041,957
Cancelled	(931,658)
Exercised	(7,523,051)

Balance at 12/31/2017	34,049,627

Weighted average of remaining contractual life (years)	2.46

Quantity
Balance at 12/31/2015	33,666,355
New granted	12,392,845
Cancelled	(370,039)
Exercised	(10,226,782)

Balance at 12/31/2016	35,462,379

Weighted average of remaining contractual life (years)	2.73

Quantity
Balance at 12/31/2014	29,407,871
New granted	11,442,795
Cancelled	(889,690)
Exercised	(6,294,621)

Balance at 12/31/2015	33,666,355

Weighted average of remaining contractual life (years)	2.02

Variable compensation [Member]
Summary of Changes in Share-based Compensation Plan

The weighted average of the fair value of ITUB4 shares was estimated at R$ 38.23 per share at 12/31/2017 (R$ 21.96 per share at 12/31/2016 and R$ 28.40 per share at 12/31/2015).

2017
Change in variable compensation in shares	Quantity
Opening balance 12/31/2016	24,539,406
New	8,556,882
Delivered	(12,048,631)
Cancelled	(227,675)

Balance at 12/31/2017	20,819,982

2016
Change in variable compensation in shares	Quantity
Opening balance 12/31/2015	22,325,573
New	13,422,462
Delivered	(11,136,079)
Cancelled	(72,550)

Balance at 12/31/2016	24,539,406

2015
Change in variable compensation in shares	Quantity
Opening balance 12/31/2014	17,492,005
New	13,792,517
Delivered	(8,306,134)
Cancelled	(652,815)

Balance at 12/31/2015	22,325,573